Restructuring Costs, Net	3 Months Ended
Mar. 31, 2014
Restructuring And Related Activities [Abstract]
Restructuring Costs, Net

NOTE 2 — RESTRUCTURING COSTS, NET

During the three months ended March 31, 2014 and 2013, Holdings incurred costs related to various cost reduction activities which are reported in the interim unaudited condensed consolidated statements of comprehensive income (loss) in restructuring costs, net. The components of restructuring costs, net are as follows (in millions):

	Three Months Ended March 31,
	2014	2013
Manufacturing and distribution footprint optimization	$1.7	$0.1
Severance	1.5	0.2
Gain on sale of equipment	(0.1)	—

	$3.1	$0.3

During the three months ended March 31, 2014, Holdings recorded: (i) severance of $0.3 million, related to involuntary terminations of employees as part of cost reduction actions and business realignment, (ii) residual closing costs of $0.1 million related to the closure of a China facility in 2013 and (iii) a gain on sale of equipment of $0.1 million associated with its now closed Mexican foundry operations.

Beginning in 2013, Holdings initiated a manufacturing footprint optimization plan for its fuel delivery systems product line. The plan involves a workforce reduction and outsourcing of production, including relocation of associated equipment, to facilities owned by third-party component suppliers and existing facilities of Holdings’ subsidiaries. The plan is anticipated to be completed by the end of the second quarter of 2014. During the three months ended March 31, 2014, Holdings incurred $1.4 million of professional costs associated with the review of the manufacturing footprint for its fuel delivery systems product line, $0.3 million of severance costs associated with the termination of 61 employees and $0.2 million of costs associated with asset relocation and installation.

In December 2013, Holdings approved and announced a plan to close one of its U.S. filtration facilities and transfer the manufacturing capacity, along with associated equipment, to one of Holdings existing U.S. facilities and one facility operated by FRAM Group, the automotive consumer products business of Autoparts Holdings Limited (“Autoparts Holdings”). The plan will impact 232 employees with an expected plant closure date of June 30, 2014. Employees have been offered termination benefit packages, comprised of severance and medical insurance coverage, contingent on the employees working to the plant closure date or an earlier date at management’s discretion. Termination benefits are estimated to total $2.2 million. During the three months ended March 31, 2014, termination benefits of $0.9 million were recorded. As of March 31, 2014, $1.2 million of termination benefits had been accrued. The owned manufacturing facility and equipment that will not be transferred to other Holdings or FRAM Group facilities will be disposed of once the facility has been closed. Holdings recorded impairment charges of $1.8 million to write down land, building and equipment to estimated net realizable value in the fourth quarter of 2013.

During the three months ended March 31, 2013, Holdings recorded severance of $0.2 million related to involuntary terminations of employees as part of cost reduction actions and business realignment and $0.1 million for lease termination and asset retirement obligation costs associated with distribution footprint optimization of the filtration business.

The following table summarizes the activity in accrued restructuring reserves, including pension curtailments and settlements, during the three months ended March 31, 2014 and 2013 (in millions):

	Severance Costs	Pension Curtailment and Settlements	Other	Total
Balance at December 31, 2013	$1.4	$—	$—	$1.4
Charges	1.5	—	1.6	3.1
Usage	(0.7)	—	(1.6)	(2.3)

Balance at March 31, 2014	$2.2	$—	$—	$2.2

Balance at December 31, 2012	$1.3	$0.9	$—	$2.2
Charges	0.2	—	0.1	0.3
Usage	(0.8)	(0.2)	(0.1)	(1.1)

Balance at March 31, 2013	$0.7	$0.7	$—	$1.4

The severance, pension curtailment and settlements and other restructuring related accruals are included in the interim unaudited condensed consolidated balance sheets in accrued expenses and other current liabilities.